INCOME TAXES (Schedule of Reconciling Items) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loss before taxes on income	$ 8,268	$ 3,455	$ (4,469)
Statutory tax rate	25.00%	25.00%	24.00%
Theoretical tax expenses on the above amount at the Israeli statutory tax rate	2,067	864	(1,072)
Tax adjustment in respect of different tax rates in sudsidiares and changes in tax rates	307	34	1,064
Operating carryforward losses for which a valuation allowance was provided	454	302	2,219
Realization of carryforward tax losses for which a valuation allowance was provided and change in valuation allowance in respect of deferred taxes	(799)	(501)
Profit raise from gaining control in subsidiary previously treated by the equity method	(825)
Nondeductible expenses and other permanent differences	133	160	172
Total taxes on income	$ 1,337	$ 861	$ 2,383